Information by operating segment (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	$ (660)	$ (700)	$ (1,295)	$ (1,352)
Pension and medical benefits - retirees	(324)	(1,293)	(639)	(1,602)
Variable compensation programs	(305)	(235)	(595)	(490)
Losses with legal, administrative and arbitration proceedings	(125)	(240)	(326)	(521)
Collective bargaining agreement	(214)	(6)	(214)	(8)
Results from co-participation agreements in bid areas	(20)	55	50	103
Results of non-core activities	126	83	224	122
Early termination and changes to cash flow estimates of leases	144	77	301	146
Others	(140)	259	93	447
Total	(2,218)	(1,927)	(3,108)	(2,971)
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(600)	(649)	(1,113)	(1,256)
Equalization of expenses - Production Individualization Agreements	(672)	(14)	(676)	(24)
Pension and medical benefits - retirees
Variable compensation programs	(137)	(99)	(271)	(203)
Losses with legal, administrative and arbitration proceedings		(104)	(106)	(188)
Collective bargaining agreement	(99)		(99)	(1)
Gains (losses) with legal, administrative and arbitration proceedings	6
Results from co-participation agreements in bid areas	(20)	55	50	103
Results on disposal/write-offs of assets	(18)	100	14	237
Results of non-core activities	120	64	222	120
Early termination and changes to cash flow estimates of leases	149	75	300	142
Others	(71)	175	136	362
Total	(1,342)	(397)	(1,543)	(708)
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(29)	(27)	(127)	(53)
Equalization of expenses - Production Individualization Agreements
Pension and medical benefits - retirees
Variable compensation programs	(74)	(60)	(138)	(128)
Losses with legal, administrative and arbitration proceedings		(77)	(67)	(173)
Collective bargaining agreement	(42)	(6)	(42)	(6)
Gains (losses) with legal, administrative and arbitration proceedings	(38)
Results from co-participation agreements in bid areas
Results on disposal/write-offs of assets	1	43		68
Results of non-core activities	3	12	(5)	(16)
Early termination and changes to cash flow estimates of leases	(3)	3	(4)	5
Others	(6)	25	(7)	24
Total	(188)	(87)	(390)	(279)
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(27)	(18)	(47)	(33)
Equalization of expenses - Production Individualization Agreements
Pension and medical benefits - retirees
Variable compensation programs	(16)	(13)	(31)	(26)
Losses with legal, administrative and arbitration proceedings		(32)	(30)	(36)
Collective bargaining agreement	(10)		(10)
Gains (losses) with legal, administrative and arbitration proceedings	(28)
Results from co-participation agreements in bid areas
Results on disposal/write-offs of assets	14	4	16	23
Results of non-core activities		4	1	10
Early termination and changes to cash flow estimates of leases		2	1	1
Others	(55)	(46)	(116)	(126)
Total	(122)	(99)	(216)	(187)
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(4)	(6)	(8)	(10)
Equalization of expenses - Production Individualization Agreements
Pension and medical benefits - retirees	(324)	(1,293)	(639)	(1,602)
Variable compensation programs	(78)	(63)	(155)	(133)
Losses with legal, administrative and arbitration proceedings		(27)	(123)	(124)
Collective bargaining agreement	(63)		(63)	(1)
Gains (losses) with legal, administrative and arbitration proceedings	(65)
Results from co-participation agreements in bid areas
Results on disposal/write-offs of assets	17	(23)	41	(42)
Results of non-core activities	3	3	6	8
Early termination and changes to cash flow estimates of leases	(2)	(3)	4	(2)
Others	(50)	68	(22)	109
Total	(566)	(1,344)	(959)	(1,797)
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(660)	(700)	(1,295)	(1,352)
Equalization of expenses - Production Individualization Agreements	(672)	(14)	(676)	(24)
Pension and medical benefits - retirees	(324)	(1,293)	(639)	(1,602)
Variable compensation programs	(305)	(235)	(595)	(490)
Losses with legal, administrative and arbitration proceedings		(240)	(326)	(521)
Collective bargaining agreement	(214)	(6)	(214)	(8)
Gains (losses) with legal, administrative and arbitration proceedings	(125)
Results from co-participation agreements in bid areas	(20)	55	50	103
Results on disposal/write-offs of assets	14	124	71	286
Results of non-core activities	126	83	224	122
Early termination and changes to cash flow estimates of leases	144	77	301	146
Others	(182)	222	(9)	369
Total	$ (2,218)	$ (1,927)	$ (3,108)	$ (2,971)